Customer Loan ID	Seller ID Number	Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
5000101	XXXXX	XXXXX-03602	XXX		XXX	3602	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	11/23/2021	Compliance	No Compliance Findings	Cleared	11/22/2021	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Complete	The loan is in compliance with all applicable laws and regulations.
5000101	XXXXX	XXXXX-03603	XXX		XXX	3603	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	11/23/2021	Credit	No Credit Findings	Cleared	11/24/2021	1	No Credit Findings	The loan meets all applicable credit guidelines.					Complete	The loan meets all applicable credit guidelines.
5000102	XXXXX	XXXXX-03466	XXX		XXX	3466	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	12/2/2021	Property	Appraisal guideline violation	Cleared	12/14/2021	1	Appraisal guideline violation
External obsolescence present indicator is Yes
Appraisal does not state the bedroom/bathroom count for subject property. Subject pictures reflects 3 bedrooms and 3 1/2 baths.; Appraisal guideline violation:

12/14/2021: Rebuttal; Review of the appraisal does not indicate any external obsolescence that would impact the value. Bedrooms are documented within comments. Exception cleared. ; Appraisal guideline violation is now acceptable.
																							12/14/2021			Complete	Appraisal guideline violation is now acceptable.
5000102	XXXXX	XXXXX-03602	XXX		XXX	3602	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	12/2/2021	Compliance	No Compliance Findings	Cleared	12/8/2021	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Complete	The loan is in compliance with all applicable laws and regulations.
5000102	XXXXX	XXXXX-03603	XXX		XXX	3603	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	12/2/2021	Credit	No Credit Findings	Cleared	12/14/2021	1	No Credit Findings	The loan meets all applicable credit guidelines.					Complete	The loan meets all applicable credit guidelines.